UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Advisers LLC
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald H. Oliver
Title:   Managing Director
Phone:   203-227-3601

Signature, Place, and Date of Signing:

         /s/ Ronald H. Oliver   Westport, Connecticut   November 9, 2011
         --------------------   ---------------------   ----------------

Report Type (Check only one):

[x]      13F Holdings Report
[ ]      13F Notice
[ ]      13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    65

Form 13F Information Table Value Total (x$1,000):  $ 947,053

List of Included Managers:

         Andrew  J.  Knuth   Westport Advisers, LLC
         Edmund H. Nicklin   Westport Advisers, LLC

List of Other Included Managers:
         No.     13F File Number           Name

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
Abbott Laboratories                    COM      002824100       3,452      67,500 SH       Sole                   67,500
Air Products & Chemicals, Inc.         COM      009158106      10,692     140,000 SH       Sole                  140,000
Albemarle Corp.                        COM      012653101       5,143     127,300 SH       Sole                  127,300
American Eagle Outfitters, Inc         COM      02553E106       5,860     500,000 SH       Sole                  500,000
Amphenol Corp.                         COM      032095101       8,207     201,300 SH       Sole                  201,300
Anadarko Petroleum Corp.               COM      032511107      10,718     170,000 SH       Sole                  170,000
Arbitron, Inc.                         COM      03875Q108      20,766     627,753 SH       Sole                  627,753
Arthur J. Gallagher & Company          COM      363576109      10,610     403,424 SH       Sole                  403,424
Big Lots, Inc.                         COM      089302103      45,734   1,313,056 SH       Sole                1,313,056
Brown & Brown, Inc.                    COM      115236101      13,853     778,261 SH       Sole                  778,261
CA, Inc.                               COM      12673P105       8,833     455,089 SH       Sole                  455,089
CACI International, Inc.               COM      127190304      11,032     220,900 SH       Sole                  220,900
CVS/Caremark Corp.                     COM      126650100       6,452     192,090 SH       Sole                  192,090
Carter's Inc.                          COM      146229109       9,159     299,901 SH       Sole                  299,901
Charles River Laboratories Int         COM      159864107      21,788     761,300 SH       Sole                  761,300
Check Point Software Technolog         COM      M22465104      12,849     243,528 SH       Sole                  243,528
Checkpoint Systems, Inc.               COM      162825103      14,580   1,073,637 SH       Sole                1,073,637
Chicago Bridge & Iron Company          COM      167250109       5,199     181,600 SH       Sole                  181,600
Cullen/Frost Bankers, Inc.             COM      229899109       3,210      70,000 SH       Sole                   70,000
Darden Restaurants, Inc.               COM      237194105      31,336     733,000 SH       Sole                  733,000
DeVry, Inc.                            COM      251893103      31,231     845,000 SH       Sole                  845,000
Dr. Pepper Snapple Group, Inc.         COM      26138E109      11,634     300,000 SH       Sole                  300,000
EOG Resources, Inc.                    COM      26875P101      12,249     172,500 SH       Sole                  172,500
Entergy Corp.                          COM      29364G103       6,132      92,500 SH       Sole                   92,500
FEI Company                            COM      30241L109      18,718     624,772 SH       Sole                  624,772
FMC Corp.                              COM      302491303      12,449     180,000 SH       Sole                  180,000
FedEx Corp.                            COM      31428X106       5,753      85,000 SH       Sole                   85,000
Forest Oil Corp.                       COM      346091705      17,108   1,188,058 SH       Sole                1,188,058
General Communication, Inc. -          COM      369385109       6,063     739,450 SH       Sole                  739,450
IPG Photonics Corp.                    COM      44980X109      20,851     480,000 SH       Sole                  480,000
ITT Educational Services, Inc.         COM      45068B109      24,322     422,399 SH       Sole                  422,399
International Rectifier Corp.          COM      460254105       2,239     120,246 SH       Sole                  120,246
Interpublic Group of Companies         COM      460690100       4,428     615,000 SH       Sole                  615,000
JDA Software Group, Inc.               COM      46612K108       6,645     283,500 SH       Sole                  283,500
John Wiley & Sons, Inc.                COM      968223206      26,222     590,330 SH       Sole                  590,330
Kinetic Concepts, Inc.                 COM      49460W208      23,714     359,897 SH       Sole                  359,897
Laboratory Corporation of Amer         COM      50540R409      11,857     150,000 SH       Sole                  150,000
Lender Processing Services, In         COM      52602E102       4,325     315,960 SH       Sole                  315,960
MSC Industrial Direct Company          COM      553530106       9,457     167,500 SH       Sole                  167,500
MasterCard, Inc. - Class A             COM      57636Q104       6,343      20,000 SH       Sole                   20,000
McCormick & Company, Inc.              COM      579780206      10,380     224,868 SH       Sole                  224,868
Orient Express Hotels Ltd. - C         COM      G67743107       4,865     704,100 SH       Sole                  704,100
Pall Corp.                             COM      696429307      10,706     252,500 SH       Sole                  252,500
Parametric Technology Corp.            COM      699173209      14,154     920,304 SH       Sole                  920,304
Plains Exploration & Productio         COM      726505100      22,275     980,827 SH       Sole                  980,827
Praxair, Inc.                          COM      74005P104      11,498     123,000 SH       Sole                  123,000
Precision Castparts Corp.              COM      740189105      91,120     586,134 SH       Sole                  586,134
QLogic Corp.                           COM      747277101      10,185     803,209 SH       Sole                  803,209
Republic Services, Inc.                COM      760759100      11,645     415,000 SH       Sole                  415,000
Rogers Corp.                           COM      775133101       9,233     235,953 SH       Sole                  235,953
Ross Stores, Inc.                      COM      778296103       9,049     115,000 SH       Sole                  115,000
Ruby Tuesday, Inc.                     COM      781182100       4,109     573,896 SH       Sole                  573,896
Saks, Inc.                             COM      79377w108       7,985     912,600 SH       Sole                  912,600
State Street Corp.                     COM      857477103       2,010      62,500 SH       Sole                   62,500
Stone Energy Corp.                     COM      861642106       9,702     598,541 SH       Sole                  598,541
SunTrust Banks, Inc.                   COM      867914103         179      10,000 SH       Sole                   10,000
Synopsys, Inc.                         COM      871607107      39,132   1,606,392 SH       Sole                1,606,392
Teradata Corp.                         COM      88076W103      11,144     208,190 SH       Sole                  208,190
Texas Instruments, Inc.                COM      882508104       2,877     107,964 SH       Sole                  107,964
United Rentals, Inc.                   COM      911363109       6,652     394,997 SH       Sole                  394,997
Universal Health Services, Inc         COM      913903100      57,667   1,696,100 SH       Sole                1,696,100
Varian Medical Systems, Inc.           COM      92220P105      11,214     215,000 SH       Sole                  215,000
W.W. Grainger, Inc.                    COM      384802104      10,468      70,000 SH       Sole                   70,000
WSFS Financial Corp.                   COM      929328102       1,533      48,546 SH       Sole                   48,546
Willis Group Holdings plc              COM      013131180      56,054   1,630,900 SH       Sole                1,630,900